Other Gains/(losses)-Net - Other gains/ (losses)-Net (Parenthetical) (Details) ¥ in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	May 31, 2021 CNY (¥)	May 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Other Income (Losses) Net [Abstract]
Other loss	¥ 7,000	$ 1.1	¥ 7,093
Losses partially recovered from cyber insurance			¥ 1,000